Assumptions Used to Calculate Grant Date Estimated Fair Value of Share Options Using Black Scholes Option Model or Binomial Lattice Model (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 CompensationPlan
Before September 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rates, Minimum	1.03%
Risk-free interest rates, Maximum	3.36%
Expected volatility, Minimum	24.25%
Expected volatility, Maximum	76.00%
Expected dividend yield	0.00%
Before September 30, 2011 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	29 days
Fair value of share option (in dollars per share)	1.20
Before September 30, 2011 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	7 years 9 months
Fair value of share option (in dollars per share)	2.06
After September 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rates, Minimum	1.03%
Risk-free interest rates, Maximum	3.36%
Sub optimal early exercise factor	2.2
Expected volatility, Minimum	69.17%
Expected dividend yield	0.00%
After September 30, 2011 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of share option (in dollars per share)	1.02
After September 30, 2011 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of share option (in dollars per share)	1.03
Period 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rates, Minimum		2.06%
Risk-free interest rates, Maximum		3.68%
Sub optimal early exercise factor		2.2
Expected volatility, Minimum		57.01%
Expected volatility, Maximum		68.03%
Expected dividend yield		0.00%
Period 3 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of share option (in dollars per share)		1.34
Period 3 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of share option (in dollars per share)		1.68